RELATED PARTY TRANSACTIONS - Additional Information (Details)			12 Months Ended
	Mar. 01, 2018	Apr. 03, 2013	Jun. 30, 2019
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	15 years	10 years
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts			1 year
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts			1 year
Renewed lease agreement			1 year
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts			1 year